COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of macroeconomic conditions, such as the COVID-19 pandemic, downturns in the financial markets, inflation, declines in consumer spending, increases in interest rates, and geopolitical instability such as the war in Ukraine, on the industry and has concluded that while it is reasonably possible that such macroeconomic conditions could have a negative effect on the Company’s financial position, results of its operations, search for a target company and/or the completion of a Business Combination, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) became law, which, among other things, imposes a 1% excise tax on certain repurchases (including certain redemptions) of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign (i.e., non-U.S.) corporations (each, a “covered corporation”). The excise tax will apply to repurchases occurring in 2023 and beyond. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. The U.S. Department of Treasury has authority to provide regulations and other guidance to carry out, and prevent the abuse or avoidance of, the excise tax. On December 27, 2022, the U.S. Department of the Treasury issued a notice that provides interim operating rules for the excise tax, including rules governing the calculation and reporting of the excise tax, on which taxpayers may rely until the forthcoming proposed Treasury regulations addressing the excise tax are published. Although such notice clarifies certain aspects of the excise tax, the interpretation and operation of other aspects of the excise tax remain unclear, and such interim operating rules are subject to change. Because the Company is a Delaware corporation its securities are trading on Nasdaq, it is expected that the Company will be a “covered corporation” for this purpose, and it is expected that the Company will be subject to the excise tax with respect to any redemptions of Class A Common Stock in connection with the Proposed Business Combination that are treated as repurchases for this purpose.

The extent of the excise tax that may be incurred would depend on a number of factors, including (i) whether the redemption is treated as a repurchase of stock for purposes of the excise tax, (ii) the fair market value of the redemption treated as a repurchase of stock in connection with the Proposed Business Combination, (iii) the nature and amount of the equity issued, if any, by us in connection with the Proposed Business Combination, and (iv) the content of forthcoming regulations and other guidance from the U.S. Department of the Treasury. Although issuances of stock by a repurchasing corporation in a year in which such corporation repurchases stock may reduce the amount of excise tax imposed with respect to such repurchase, absent the issuance of applicable guidance, it is not currently expected that this reduction would be available with respect to redemptions of Class A Common Stock by the Company and the issuance of shares in connection with the Proposed Business Combination. The excise tax is imposed on the repurchasing corporation itself, not the stockholders from which shares are repurchased, and only limited guidance on the mechanics of any required reporting and payment of the excise tax on which taxpayers may rely have been issued to date. The imposition of the excise tax could reduce the amount of cash available the Company us for effecting the redemptions of Class A Common Stock, and could reduce the cash on hand for the Company (and PubCo immediately following the Proposed Business Combination) to fund operations and to make distributions to stockholders.

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement signed in connection with the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Public Shares). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters, prior to their respective resignation and waiver of fees, were entitled to deferred underwriting commissions of $0.35 per Unit, or $7,043,750 in the aggregate. The deferred underwriting commissions were expected to become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement, dated September 29, 2021, among Barclays, BMO and the Company.

On July 14, 2022, Barclays delivered to the Company a notice of resignation of its roles as financial and capital markets advisor to the Company in connection with the Business Combination and waived all rights to fees (including deferred underwriting commissions for services rendered as one of the underwriters in the Company’s IPO) and reimbursement of expenses in connection with the Business Combination. On July 20, 2022, BMO, one of the underwriters in the IPO, delivered to the Company a notice that BMO waived all rights to its portion of the deferred underwriting commissions in connection with the IPO. BMO had no role in connection with the Business Combination.

As a result of the Barclays’ resignation letter and BMO’s waiver notice, the Company recorded a gain on derecognition of deferred underwriting fees payable of $326,138 within the Statement of Operations and $6,717,612 was recorded as an adjustment for accretion of Class A common stock subject to possible redemption amount for the year ended December 31, 2022.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of macroeconomic conditions, such as the COVID-19 pandemic, downturns in the financial markets, inflation, declines in consumer spending, increases in interest rates, and geopolitical instability such as the war in Ukraine, on the industry and has concluded that while it is reasonably possible that such macroeconomic conditions could have a negative effect on the Company’s financial position, results of its operations, search for a target company and/or the completion of a Business Combination, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded domestic (i.e., U.S.) corporations and certain domestic subsidiaries of publicly traded foreign (i.e., non-U.S.) corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any repurchase by the Company of the Company’s stock that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, is generally expected to be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax on a redemption of Class A Common Stock or other stock of the Company in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) whether the redemption is treated as a repurchase of stock for purposes of the excise tax, (ii) the fair market value of the redemption treated as a repurchase of stock in connection with the Business Combination, extension or otherwise, (iii) the structure of a Business Combination, (iv) the nature and amount of any proposed “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a redemption treated as a repurchase of stock) and (v) the content of regulations and other guidance from the Treasury. As noted above, the excise tax would be payable by the Company and not by the redeeming holder. The imposition of the excise tax could cause a reduction in the cash available on hand to complete a Business Combination or for effecting redemptions and may affect the Company’s ability to complete a Business Combination, including the proposed Business Combination with Novibet.

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and in each case holders of their component securities, as applicable) will be entitled to registration rights pursuant to a registration rights agreement signed in connection with the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Public Shares). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters, prior to their respective resignation and waiver of fees, were entitled to deferred underwriting commissions of $0.35 per Unit, or $7,043,750 in the aggregate. The deferred underwriting commissions were expected to become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement, dated September 29, 2021, among Barclays, BMO and the Company.

On July 14, 2022, Barclays delivered to the Company a notice of resignation of its roles as financial and capital markets advisor to the Company in connection with the Business Combination and waived all rights to fees (including deferred underwriting commissions for services rendered as one of the underwriters in the Company’s IPO) and reimbursement of expenses in connection with the Business Combination. On July 20, 2022, BMO, one of the underwriters in the IPO, delivered to the Company a notice that BMO waived all rights to its portion of the deferred underwriting commissions in connection with the IPO. BMO had no role in connection with the Business Combination.

As a result of the Barclays’ resignation letter and BMO’s waiver notice, the Company recorded a gain on derecognition of deferred underwriting fees payable of $326,138 within the accompanying statements of operations.